Notional Amounts of Outstanding Derivative Instruments Measured in U.S. Dollar Equivalents (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Designated as Hedging Instruments | Foreign Exchange Contracts | Derivatives Purchased
Derivative [Line Items]
Notional amounts	$ 1,492	$ 1,492
Designated as Hedging Instruments | Interest Rate Contracts | Derivatives Purchased
Derivative [Line Items]
Notional amounts	1,179	1,150
Not Designated as Hedging Instruments | Foreign Exchange Contracts | Derivatives Purchased
Derivative [Line Items]
Notional amounts	12,052	15,214
Not Designated as Hedging Instruments | Foreign Exchange Contracts | Derivatives Sold
Derivative [Line Items]
Notional amounts	51,413	43,307
Not Designated as Hedging Instruments | Equity Contracts | Derivatives Purchased
Derivative [Line Items]
Notional amounts	5,573	5,434
Not Designated as Hedging Instruments | Equity Contracts | Derivatives Sold
Derivative [Line Items]
Notional amounts	2,546	2,189
Not Designated as Hedging Instruments | Other Contracts | Derivatives Purchased
Derivative [Line Items]
Notional amounts	3,252	2,769
Not Designated as Hedging Instruments | Other Contracts | Derivatives Sold
Derivative [Line Items]
Notional amounts	$ 630	$ 1,242